BORROWINGS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
BORROWINGS [Line Items]
Maximum bank credit facilities	$ 842,670,304	$ 941,702,099
Available bank credit facilities	106,884,196	117,131,649
Short-term	624,871,434	629,177,762
Secured long-term borrowings	73,255,761	113,400,000
Carrying amount of property plant and equipment secured for borrowing	617,467,925	904,042,449
Carrying amount of prepaid land use right secured for borrowing	33,466,942	33,318,726
Carrying amount of accounts receivable secured for borrowing	12,948,070	6,959,329
Short-term
Weighted average interest rate (as a percent)	5.75%	5.46%	6.63%
Long-term
Weighted average interest rate (as a percent)	6.91%	6.82%	6.92%
Interest expense
Interest expense incurred	49,261,829	53,333,912	54,846,828
Interest expense capitalized	246,027	1,225,421	4,218,121
Sichuan ReneSola [Member]
Long-term
long-term borrowings associating financial covenant related to asset-liability ratio and current ratio	18,889,241.20
ReneSola Zhejiang [Member]
Short-term
Short-term borrowings associating financial covenant related to asset-liability ratio and current ratio	153,889,229.75
ReneSola Jiangsu [Member]
Short-term
Short-term borrowings associating financial covenant related to asset-liability ratio and current ratio	12,893,680.00
Mr. Xianshou Li and his family [Member]
BORROWINGS [Line Items]
Guarantees provided by related party for debt	301,773,840	202,396,613
Credit facilities [Member]
BORROWINGS [Line Items]
Secured long-term borrowings	735,786,108	824,570,450
Long-term [Member]
BORROWINGS [Line Items]
Interest rate reset period	1 year
Secured debt [Member]
BORROWINGS [Line Items]
Short-term	353,549,434	426,421,284
Secured long-term borrowings	$ 10,532,710	$ 56,311,879